SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 13 — SUBSEQUENT EVENTS

These consolidated financial statements were approved by management and available for issuance on September 30, 2019. The Company evaluated subsequent events through the date these consolidated financial statements were issued.